Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.10%
Biotechnology–22.14%
AbbVie, Inc.	374,821	$55,379,803
Alnylam Pharmaceuticals, Inc.(b)	59,846	13,549,134
Amgen, Inc.	89,600	22,615,040
Argenx SE, ADR (Netherlands)(b)	37,892	14,484,217
Ascendis Pharma A/S, ADR (Denmark)(b)	23,555	2,922,704
BioCryst Pharmaceuticals, Inc.(b)(c)	131,925	1,391,809
Biogen, Inc.(b)	42,202	12,276,562
BioMarin Pharmaceutical, Inc.(b)	65,250	7,526,587
CSL Ltd. (Australia)	21,756	4,592,173
Cytokinetics, Inc.(b)(c)	51,827	2,201,611
Genmab A/S, ADR (Denmark)(b)(c)	195,994	7,673,165
Gilead Sciences, Inc.	114,354	9,598,875
Halozyme Therapeutics, Inc.(b)(c)	188,563	9,761,907
Incyte Corp.(b)	170,369	14,505,217
IVERIC bio, Inc.(b)	147,129	3,398,680
Karuna Therapeutics, Inc.(b)(c)	14,296	2,850,479
Legend Biotech Corp., ADR(b)(c)	55,054	2,780,227
Moderna, Inc.(b)	32,630	5,744,838
Neurocrine Biosciences, Inc.(b)	100,963	11,199,826
Regeneron Pharmaceuticals, Inc.(b)	41,988	31,846,638
Sarepta Therapeutics, Inc.(b)	47,185	5,896,709
United Therapeutics Corp.(b)	34,400	9,053,048
Vertex Pharmaceuticals, Inc.(b)	132,504	42,812,042
		294,061,291
Health Care Distributors–4.67%
AdaptHealth Corp.(b)	108,746	2,330,427
AmerisourceBergen Corp.	177,579	30,003,748
McKesson Corp.	78,471	29,715,398
		62,049,573
Health Care Equipment–16.10%
AtriCure, Inc.(b)	95,647	4,139,602
Axonics, Inc.(b)(c)	98,138	6,025,673
Becton, Dickinson and Co.	38,540	9,720,559
Boston Scientific Corp.(b)	726,014	33,578,147
DexCom, Inc.(b)	190,788	20,431,487
Globus Medical, Inc., Class A(b)(c)	114,436	8,639,918
IDEXX Laboratories, Inc.(b)	23,438	11,261,959
Inari Medical, Inc.(b)(c)	44,092	2,515,449
Inspire Medical Systems, Inc.(b)	46,682	11,813,347
Insulet Corp.(b)	51,713	14,858,179
Intuitive Surgical, Inc.(b)	113,636	27,919,229
iRhythm Technologies, Inc.(b)	41,132	4,043,276
Penumbra, Inc.(b)	7,257	1,817,225
ResMed, Inc.	47,932	10,946,231
Shockwave Medical, Inc.(b)	49,050	9,217,966
Stryker Corp.	145,379	36,898,644
		213,826,891
Health Care Facilities–2.54%
Acadia Healthcare Co., Inc.(b)	110,906	9,318,322
Encompass Health Corp.	79,801	4,983,572
HCA Healthcare, Inc.	51,071	13,026,680
Shares		Value
Health Care Facilities–(continued)
Surgery Partners, Inc.(b)	193,939	$6,438,775
		33,767,349
Health Care Services–1.18%
AMN Healthcare Services, Inc.(b)	47,918	4,592,461
Guardant Health, Inc.(b)(c)	54,363	1,708,629
Option Care Health, Inc.(b)	219,830	6,346,492
Privia Health Group, Inc.(b)(c)	113,291	3,063,389
		15,710,971
Health Care Supplies–0.89%
Cooper Cos., Inc. (The)	14,506	5,061,579
Lantheus Holdings, Inc.(b)	29,929	1,720,917
Silk Road Medical, Inc.(b)	92,695	5,038,900
		11,821,396
Health Care Technology–0.36%
Evolent Health, Inc., Class A(b)	147,949	4,766,917
Life Sciences Tools & Services–13.04%
10X Genomics, Inc., Class A(b)	36,268	1,698,430
Agilent Technologies, Inc.	184,139	28,003,859
Bio-Techne Corp.	37,537	2,990,197
Danaher Corp.	167,320	44,236,062
IQVIA Holdings, Inc.(b)	48,273	11,074,309
Lonza Group AG (Switzerland)	4,584	2,616,891
Maravai LifeSciences Holdings, Inc., Class A(b)	147,526	2,162,731
Medpace Holdings, Inc.(b)	24,944	5,514,370
Mettler-Toledo International, Inc.(b)	7,117	10,909,792
Repligen Corp.(b)(c)	62,232	11,531,590
Thermo Fisher Scientific, Inc.	91,896	52,411,046
		173,149,277
Managed Health Care–15.00%
Elevance Health, Inc.	33,495	16,747,165
Humana, Inc.	90,008	46,057,094
Molina Healthcare, Inc.(b)	56,068	17,483,684
UnitedHealth Group, Inc.	238,401	119,007,395
		199,295,338
Pharmaceuticals–21.18%
AstraZeneca PLC (United Kingdom)	40,217	5,261,924
AstraZeneca PLC, ADR (United Kingdom)	557,703	36,457,045
Axsome Therapeutics, Inc.(b)(c)	29,000	2,175,000
Eli Lilly and Co.	255,385	87,890,748
Harmony Biosciences Holdings, Inc.(b)	70,914	3,415,927
Intra-Cellular Therapies, Inc.(b)	83,473	4,000,026
Merck & Co., Inc.	622,892	66,904,830
Novo Nordisk A/S, Class B (Denmark)	348,520	48,264,310
Roche Holding AG	16,483	5,151,487
Royalty Pharma PLC, Class A	266,252	10,434,416
Zoetis, Inc.	68,314	11,305,284
		281,260,997
Total Common Stocks & Other Equity Interests (Cost $922,233,848)		1,289,710,000

See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Money Market Funds–2.97%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	13,585,536	$13,585,537
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	10,352,287	10,355,392
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	15,526,327	15,526,327
Total Money Market Funds (Cost $39,463,251)		39,467,256
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $961,697,099)		1,329,177,256
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.55%
Invesco Private Government Fund, 4.36%(d)(e)(f)	9,466,816	$9,466,816
Invesco Private Prime Fund, 4.59%(d)(e)(f)	24,338,474	24,345,775
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,812,116)		33,812,591
TOTAL INVESTMENTS IN SECURITIES–102.62% (Cost $995,509,215)		1,362,989,847
OTHER ASSETS LESS LIABILITIES—(2.62)%		(34,815,212)
NET ASSETS–100.00%		$1,328,174,635
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,763,030	$24,002,796	$(27,180,289)	$-	$-	$13,585,537	$107,763
Invesco Liquid Assets Portfolio, Institutional Class	12,624,352	17,144,855	(19,414,493)	(1,161)	1,839	10,355,392	86,878
Invesco Treasury Portfolio, Institutional Class	19,157,749	27,431,766	(31,063,188)	-	-	15,526,327	123,442
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,015,507	23,886,899	(24,435,590)	-	-	9,466,816	80,292*
Invesco Private Prime Fund	27,798,816	60,258,407	(63,718,642)	465	6,729	24,345,775	220,086*
Total	$86,359,454	$152,724,723	$(165,812,202)	$(696)	$8,568	$73,279,847	$618,461

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,223,823,215	$65,886,785	$—	$1,289,710,000
Money Market Funds	39,467,256	33,812,591	—	73,279,847
Total Investments	$1,263,290,471	$99,699,376	$—	$1,362,989,847
Invesco Health Care Fund